Related Parties - Schedule of Transactions and Balances with Related Parties (Details) - Related Party [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Transactions and Balances with Related Parties [Member]
General and administrative expenses:
Directors and Officers compensation	$ 748	$ 445
Share base compensation	178	11
Financing:
Financing expense	8	8
Balances with Related Parties [Member]
Financing:
Other accounts liabilities	117	43
Loans	$ 330	$ 322